Non-dilutive equity financing (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Proceeds from non-dilutive equity financing	$ 3,347
Non-dilutive financing (note 20)		$ 12